Consolidated Statements of Changes in Equity (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Consolidated Statements of Changes In Equity [Abstract]
Issue of shares and options, less issue expenses	$ 22